Stock-Based Compensation Expense and Issuance of Common Stock for Services Included in Consolidated Statements of Operations (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense	$ 724,693	$ 766,004	$ 750,366	$ 12,884,446
General and Administrative
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense	639,828	721,197	709,207	11,234,942
Research and Development
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense	$ 84,865	$ 44,807	$ 41,159	$ 1,649,504